Advances on Newbuilding Contracts - Finance Lease Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to finance leases	$ 38,900
1 Year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to finance leases	15,400
2 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to finance leases	14,200
3 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to finance leases	2,700
4 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to finance leases	2,500
5 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to finance leases	2,000
Thereafter
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to finance leases	2,100
Advances on Newbuilding Contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to finance leases	141,600
Advances on Newbuilding Contracts | 1 Year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to finance leases	7,900
Advances on Newbuilding Contracts | 2 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to finance leases	7,500
Advances on Newbuilding Contracts | 3 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to finance leases	7,500
Advances on Newbuilding Contracts | 4 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to finance leases	7,500
Advances on Newbuilding Contracts | 5 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to finance leases	7,500
Advances on Newbuilding Contracts | Thereafter
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to finance leases	$ 103,700